LOSS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
LOSS PER SHARE [Text Block]

15. LOSS PER SHARE

The Company calculates basic earnings per share based upon the weighted average number of common shares outstanding during the period, while the calculation of diluted earnings per share includes the dilutive effect of potential common shares outstanding during the period. The calculation of diluted earnings per share excludes all potential common shares if their inclusion would have an anti-dilutive effect. Restricted stock award recipients under the 2022 Plan have a non-forfeitable right to receive dividends declared by the Company and are therefore included in computing earnings per share.

	Three months ended	Three months ended
	March 31, 2024	March 31, 2023
Stock options	38	275
Warrants	2,384	960
Restricted stock awards	24	198
JustCBD potential additional shares to settle contingent consideration	632	657
Total anti-dilutive	3,078	2,090

21. LOSS PER SHARE

The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive as the Company has a net loss for each period presented:

Thousands of securities	December 31, 2023	December 31, 2022
Stock options	49	290
Warrants	2,384	961
Restricted stock awards	391	146
JustCBD potential additional shares to settle contingent consideration	632	657
Total anti-dilutive	3,456	2,054